Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 $ / shares
Income Tax Expense [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%		25.00%
Corporate income tax	20.00%	20.00%
Percentage of actual taxable amount	25.00%	25.00%
PRC statutory income tax rate			25.00%
Income tax expense tax holiday	¥ 1,900,000		¥ 3,400,000
Basic earnings per ordinary share | $ / shares		$ (0.34)		$ 0.03	$ 0.12
Diluted earnings per ordinary share | $ / shares		$ (0.34)		$ 0.03	$ 0.11
Net operating loss carryforwards	72,540,552
Deferred tax assets net operating loss carryforwards	18,135,138		¥ 12,183,421	$ 12,183,421
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,706,513,294
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 270,651,329
Income taxes paid | $
PRC [Member]
Income Tax Expense [Line Items]
Statutory income tax rate	25.00%	25.00%
PRC statutory income tax rate	5.00%	5.00%
Basic earnings per ordinary share | ¥ / shares	¥ 0.001		¥ 0.002
Diluted earnings per ordinary share | ¥ / shares	¥ 0.001		¥ 0.003
CHINA
Income Tax Expense [Line Items]
Income taxes paid | $		$ 4,641,211